Consolidated Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Revenues
Operating Expenses:
Personnel costs	64,031	30,369	122,458	91,502
Research and development expenses, related party	10,000	10,000	13,097	17,698
Professional fees	133,483	113,885	448,806	191,881
Impairment loss			340,231
General and administrative expenses	3,763	12,793	60,198	35,790
Total operating expenses	211,277	167,047	984,790	336,871
Loss from operations	(211,277)	(167,047)	(984,790)	(336,871)
Other income:
Other income				100,000
Total other income				100,000
Income (loss) before income taxes	(211,277)	(167,047)	(984,790)	(236,871)
Income taxes
Net loss available to common shareholders	$ (211,277)	$ (167,047)	(984,790)	(236,871)
Deemed dividend on warrant modification			(3,548)
Net loss available to common stockholders			$ (988,338)	$ (236,871)
Net loss per common share:
Basic	$ (0.01)	$ (0.01)	$ (0.03)	$ (0.01)
Diluted	34,585,742	28,712,656
Weighted average common shares outstanding:
Basic	34,585,742	28,712,656	30,577,988	17,656,762
Diluted	$ (0.01)	$ (0.01)